Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
OPERATING ACTIVITIES
Total net loss for the period	$ (9,169,245)	$ (33,535,943)
Items not affecting cash:
Share-based payment		7,731,117
Deferred share units granted	558,524
Depreciation	274,593	882
Provision for leave and severance	257,104	114,698
Accrued interests and accretion on loans	387,240
Warrant fair value movement		(8,974,901)
Loss on acquisition		29,174,415
Changes in working capital
Prepaid expenses	(1,517,818)	(406,752)
Other receivables	309,260	(51,912)
Trade payables and accrued expenses	(1,274,776)	1,464,695
Net cash used in operating activities	(10,175,118)	(4,483,701)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(1,852,916)	(901,644)
Additions to expenditures on exploration and evaluation assets	(13,695,245)	(21,828,296)
Interest received	39,622
Cash received through RTO transaction		11,051,917
Net cash used in investing activities	(15,508,539)	(11,678,023)
FINANCING ACTIVITIES
Proceeds from issuance of units	23,814,272	22,032,927
Share issue costs	(1,818,956)	(1,535,727)
Loan proceeds, net of fees	14,625,000
Interest payment on the term loan	(390,411)
NSR Option financing	2,750,000
Proceeds from exercise of warrants and options		686,399
Promissory note repayment	(7,637,329)
Vehicle loan financing	375	172,800
Lease payment	(713,100)
Net cash provided by financing activities	30,629,851	21,356,399
Impact of currency translation for the foreign operations	(1,255,889)	(1,428,236)
Change in cash for the period	3,690,305	3,766,439
Cash at the beginning of the period	5,162,991	1,990,203
Cash at the end of the period	$ 8,853,296	$ 5,756,642